Exhibit 99.1-1

TOTAL EXCEPTION SUMMARY
Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
Data Integrity - MIP Rate	367	0	0	0.00%
Data Integrity - Current UPB	367	0	0	0.00%
Data Integrity - Current Interest Rate	367	0	0	0.00%
Data Integrity - Marketable Title Date	4	0	0	0.00%
Data Integrity - Loan Status	367	0	0	0.00%
Data Integrity - Max Claim Amount	367	5	5	1.36%
Data Integrity - Called Due Date	183	3	3	1.64%
Data Integrity - UPB at Called Due Date	183	19	19	10.38%
Data Integrity - Original Note Rate	367	0	0	0.00%
Data Integrity - Margin (on adjustable rate loans)	19	0	0	0.00%
Data Integrity - Index (on adjustable rate loans)	19	0	0	0.00%
Data Integrity - Debenture Rate	367	9	9	2.45%
Data Integrity - Foreclosure First Legal Date	101	0	0	0.00%
Data Integrity - Closing Date	367	8	8	2.18%
Data Integrity - Amortization Type	367	0	0	0.00%
Data Integrity - FHA Case Number	367	0	0	0.00%
Data Integrity - Original Principal Limit	367	10	10	2.72%
FHA Insurance	1793	10	10	0.56%
Valuation Integrity	373	20	20	5.36%
Property Inspections	324	122	122	37.65%
Borrower's Age	324	3	3	0.93%
Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	262	30	30	11.45%
Property Preservation to Allowable Limit	356	40	40	11.24%
Tax and Insurance Disbursement Verification*	199	8	8	4.02%
Corporate Advance Disbursement Verification*	361	47	47	13.02%
Lien Search	209	0	0	0.00%
BPO Order	305	0	0	0.00%
*individual disbursement transactions on loans within the sample population